                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       MARCH 31, 2001
                                              ---------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ----------

This Amendment (Check only one.):                [ ] is a restatement
                                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:             LEE MUNDER INVESTMENTS LTD.
                  --------------------------------------------------------------
Address:          231 ROYAL PALM WAY, SUITE 120
                  --------------------------------------------------------------
                  PALM BEACH, FLORIDA 33480
                  --------------------------------------------------------------

Form 13F File Number:  28-05953

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             TERRY H. GARDNER
                  --------------------------------------------------------------
Title:            CHIEF FINANCIAL OFFICER
                  --------------------------------------------------------------
Phone:            (561) 802-8800
                  --------------------------------------------------------------

Signature, Place, and Date of Signing

/s/ TERRY H. GARDNER              PALM BEACH, FLORIDA              5/10/01
---------------------             --------------------      ------------------
    (Signature)                      (City, State)                (Date)

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0
                                                    ----------------------

Form 13F Information Table Entry Total:                   133
                                                    ----------------------

Form 13F Information Table Value Total:                   $479,000
                                                    ----------------------
                                                         (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           LEE MUNDER INVESTMENTS LTD.
                           FORM 13F INFORMATION TABLE


                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE      SHARES/    SH/  PUT/   INVSTMT     OTHER    -------------------
NAME OF ISSUER                   CLASS    CUSIP       (X$1000)    PRN AMT    PRN  CALL   DSCRETN   MANAGERS   SOLE  SHARED  NONE
--------------                   -----    -----       --------    -------    ---  ----   -------   --------   ----  ------  -----
ATMI Inc                          COM    00207R101      3,709     200,485     SH         Sole                200,485
Accredo Health Inc                COM    00437V104      6,166     188,637     SH         Sole                188,637
Active Power Inc                  COM    00504W100      7,217     355,300     SH         Sole                355,300
Actuate Corp Com                  COM    00508B102      3,319     347,100     SH         Sole                347,100
Administaff Inc                   COM    007094105      2,659     146,500     SH         Sole                146,500
Advent Software Inc Com           COM    007974108      2,233      50,400     SH         Sole                 50,400
Affiliated Computer               COM    008190100        299       4,600     SH         Sole                  4,600
Alkermes Inc                      COM    01642T108      5,539     252,470     SH         Sole                252,470
American Home Prods               COM    026609107      1,015      17,280     SH         Sole                 17,280
American Intl Group               COM    026874107        280       3,479     SH         Sole                  3,479
Anadarko Petroleum                COM    032511107        256       4,070     SH         Sole                  4,070
Angiotech Pharmaceuticals         COM    034918102      1,725      43,679     SH         Sole                 43,679
Aspen Technology Inc              COM    045327103      4,331     181,400     SH         Sole                181,400
Astoria Financial Corp            COM    046265104      2,581      48,300     SH         Sole                 48,300
Atlantic Coast Air Hld            COM    048396105      8,686     413,640     SH         Sole                413,640
Automatic Data Processing         COM    053015103      1,090      20,050     SH         Sole                 20,050
Avocent Corp                      COM    053893103      4,574     209,680     SH         Sole                209,680
BP Amoco P L C                    COM    055622104        420       8,468     SH         Sole                  8,468
Black Hills Corp Com              COM    092113109      3,168      69,300     SH         Sole                 69,300
Bristol Myers Squibb              COM    110122108      1,529      25,736     SH         Sole                 25,736
Buca Inc                          COM    117769109      1,916     102,900     SH         Sole                102,900
CNET Networks Inc                 COM    12613R104      2,377     212,500     SH         Sole                212,500
CVS Corp                          COM    126650100        247       4,224     SH         Sole                  4,224
Cal Dive Intl Inc                 COM    127914109     11,223     442,300     SH         Sole                442,300
Calpine Corp                      COM    131347106        215       3,900     SH         Sole                  3,900
Capstone Turbine Corp             COM    14067D102      2,658      93,670     SH         Sole                 93,670
Cardinal Health Inc               COM    14149Y108        232       2,400     SH         Sole                  2,400
Career Education Corp             COM    141665109      9,467     188,405     SH         Sole                188,405
Cor Therapeutics Inc              COM    217753102      4,584     203,720     SH         Sole                203,720
Core Laboratories                 COM    N22717107      3,716     198,000     SH         Sole                198,000
Corporate Exec Brd Co             COM    21988R102      8,027     265,900     SH         Sole                265,900



                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE      SHARES/    SH/  PUT/   INVSTMT     OTHER    -------------------
NAME OF ISSUER                   CLASS    CUSIP       (X$1000)    PRN AMT    PRN  CALL   DSCRETN   MANAGERS   SOLE  SHARED  NONE
--------------                   -----    -----       --------    -------    ---  ----   -------   --------   ----  ------  -----
Corvas Intl Inc                   COM    221005101      3,533     392,500     SH         Sole                392,500
Costar Group Inc                  COM    22160N109      9,471     495,215     SH         Sole                495,215
Cox Radio Inc Cl A                COM    224051102      4,124     196,300     SH         Sole                196,300
Credence Sys Corp                 COM    225302108      2,046      99,800     SH         Sole                 99,800
Cubist Pharmaceuticals            COM    229678107      6,827     278,635     SH         Sole                278,635
DDI Corp                          COM    233162106      6,424     380,700     SH         Sole                380,700
Dendreon Corp                     COM    24823Q107      2,808     404,800     SH         Sole                404,800
Devry Inc Del                     COM    251893103      6,653     221,400     SH         Sole                221,400
Diamondcluster Intl Cl A          COM    25278P106      4,051     466,300     SH         Sole                466,300
Digex Inc Del Cl A                COM    253756100      4,406     316,100     SH         Sole                316,100
Digital Lightwave Inc             COM    253855100      2,132     119,300     SH         Sole                119,300
Documentum Inc                    COM    256159104      1,753     159,400     SH         Sole                159,400
Doubleclick Inc                   COM    258609304      2,792     241,500     SH         Sole                241,500
Dupont Photomasks Inc             COM    26613X101      6,856     156,240     SH         Sole                156,240
Eden Bioscience Corporation       COM    279445100      1,859     125,000     SH         Sole                125,000
Egl Inc                           COM    268484102      9,012     369,730     SH         Sole                369,730
Elantec Semiconductor             COM    284155108      1,591      59,900     SH         Sole                 59,900
Emmis Communications              COM    291525103      5,090     201,100     SH         Sole                201,100
Emulex Corp                       COM    292475209      4,313     229,240     SH         Sole                229,240
Entercom Comm Corp                COM    293639100      2,071      52,700     SH         Sole                 52,700
Enzon Inc                         COM    293904108      5,166     108,750     SH         Sole                108,750
Equitable Res Inc                 COM    294549100        352       5,100     SH         Sole                  5,100
Exar Corp                         COM    300645108      7,615     388,010     SH         Sole                388,010
Exelon Corp                       COM    30161N101        420       6,400     SH         Sole                  6,400
Expeditors Intl                   COM    302130109      2,706      53,660     SH         Sole                 53,660
Exult Inc Del Com                 COM    302284104      2,003     210,200     SH         Sole                210,200
Federal Home Loan Mtg             COM    313400301        264       4,075     SH         Sole                  4,075
Finisar Corp                      COM    31787A101      1,282     133,600     SH         Sole                133,600
Fuelcell Energy Inc               COM    35952H106      4,540      89,900     SH         Sole                 89,900
General Elec Co                   COM    369604103      3,688      88,100     SH         Sole                 88,100
General Mills Inc.                COM    370334104        413       9,600     SH         Sole                  9,600
Hanover Compressor                COM    410768105      8,768     276,600     SH         Sole                276,600
Healthsouth Corp                  COM    421924101      2,842     220,500     SH         Sole                220,500


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

                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE      SHARES/    SH/  PUT/   INVSTMT     OTHER    -------------------
NAME OF ISSUER                   CLASS    CUSIP       (X$1000)    PRN AMT    PRN  CALL   DSCRETN   MANAGERS   SOLE  SHARED  NONE
--------------                   -----    -----       --------    -------    ---  ----   -------   --------   ----  ------  -----

Homestore Com Inc                 COM    437852106      6,462     272,100     SH         Sole                272,100
Ilex Oncology Inc                 COM    451923106      5,977     391,920     SH         Sole                391,920
Imclone Sys Inc                   COM    45245W109       4928     148,500     SH         Sole                148,500
Impath Inc Com                    COM    45255G101      6,761     145,800     SH         Sole                145,800
Indymac Bancorp Inc Com           COM    456607100      2,804      97,550     SH         Sole                 97,550
Int'l Business Machines           COM    459200101        331       3,438     SH         Sole                  3,438
International Rectifier Corp      COM    460254105      5,547     136,970     SH         Sole                136,970
Internet Sec Sys Inc              COM    46060X107      3,010     110,000     SH         Sole                110,000
Invitrogen Corp Com               COM    46185R100      4,229      77,100     SH         Sole                 77,100
Itt Educational Svcs              COM    45068B109      2,008      74,100     SH         Sole                 74,100
Johnson & Johnson                 COM    478160104        918      10,490     SH         Sole                 10,490
Kimberly Clark Corp               COM    494368103        488       7,200     SH         Sole                  7,200
Kroger Co                         COM    501044101        330      12,800     SH         Sole                 12,800
Lightpath Technologies Inc - A    COM    532257102      8,101     629,200     SH         Sole                629,200
Mainspring Inc                    COM    56062U100         76      47,900     SH         Sole                 47,900
Medicis Pharmaceutical            COM    584690309      2,308      51,500     SH         Sole                 51,500
Mellon Financial Corp.            COM    58551A108        239       5,900     SH         Sole                  5,900
Merck & Co. Inc.                  COM    589331107        216       2,850     SH         Sole                  2,850
Mercury Interactive Cp            COM    589405109      2,739      65,400     SH         Sole                 65,400
Micrel Inc                        COM    594793101      6,901     247,000     SH         Sole                247,000
Microchip Technology Com          COM    595017104      3,430     135,500     SH         Sole                135,500
Microsoft Corp                    COM    594918104        209       3,825     SH         Sole                  3,825
Motorola Inc.                     COM    620076109        445      31,200     SH         Sole                 31,200
National-Oilwell Inc              COM    637071101      9,555     275,920     SH         Sole                275,920
Nco Group Inc                     COM    628858102      5,780     226,100     SH         Sole                226,100
Netscout Sys Inc                  COM    64115t104      2,051     400,200     SH         Sole                400,200
Newfield Exploration Co           COM    651290108      2,579      73,900     SH         Sole                 73,900
Newpark Resources Inc             COM    651718504      6,969     775,200     SH         Sole                775,200
Noven Pharmaceuticals Com         COM    670009109      7,424     262,200     SH         Sole                262,200
Nps Pharmaceuticals               COM    62936P103      2,129     101,400     SH         Sole                101,400
Omnicom Group Inc.                COM    681919106        232       2,800     SH         Sole                  2,800
Orion Power Hldgs Inc             COM    686286105     11,273     367,200     SH         Sole                367,200
Pain Therapeutics Inc             COM    69562K100      4,884     467,950     SH         Sole                467,950


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

                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE      SHARES/    SH/  PUT/   INVSTMT     OTHER    -------------------
NAME OF ISSUER                   CLASS    CUSIP       (X$1000)    PRN AMT    PRN  CALL   DSCRETN   MANAGERS   SOLE  SHARED  NONE
--------------                   -----    -----       --------    -------    ---  ----   -------   --------   ----  ------  -----
Pepsico Inc.                      COM    713448108        277       6,300     SH         Sole                  6,300
Peregrine Systems Inc             COM    71366Q101      1,340      68,700     SH         Sole                 68,700
Pericom Semiconductor             COM    713831105      6,574     510,600     SH         Sole                510,600
Pfizer Inc.                       COM    717081103      4,731     115,534     SH         Sole                115,534
Photronics Inc                    COM    719405102      8,162     330,610     SH         Sole                330,610
Polymedica Corp                   COM    731738100     10,097     443,825     SH         Sole                443,825
Pri Automation Inc                COM    69357H106      4,425     258,400     SH         Sole                258,400
Priority Healthcare               COM    74264T102      7,263     192,400     SH         Sole                192,400
Protein Design Labs               COM    74369L103      3,088      69,400     SH         Sole                 69,400
Province Healthcare Co Com        COM    743977100      6,337     208,200     SH         Sole                208,200
Qlogic Corp                       COM    747277101      4,429     196,830     SH         Sole                196,830
Quicklogic Corp                   COM    74837P108      2,343     421,300     SH         Sole                421,300
Quintiles Transnational Com       COM    748767100      6,701     355,000     SH         Sole                355,000
Rare Hospitality Intl             COM    753820109      1,231      49,500     SH         Sole                 49,500
Resources Connection I            COM    76122Q105     10,017     452,750     SH         Sole                452,750
Ryanair Holdings                  COM    783513104      1,224      27,500     SH         Sole                 27,500
SBA Communications                COM    78388J106      1,907     120,600     SH         Sole                120,600
SBC Communications                COM    78387G103        305       6,844     SH         Sole                  6,844
SBS Broadcasting                  COM    L8137F102      4,000     206,432     SH         Sole                206,432
Semtech Corp                      COM    816850101      3,757     127,640     SH         Sole                127,640
Sipex Corp                        COM    829909100      2,131     228,100     SH         Sole                228,100
Skywest Inc                       COM    830879102      8,779     377,600     SH         Sole                377,600
Smartforce PLC                    COM    83170A206      1,509      68,000     SH         Sole                 68,000
Spdr Tr Unit Ser 1                COM    78462F103        490       4,200     SH         Sole                  4,200
Spectra-Physics Lasers            COM    847568102        456      30,400     SH         Sole                 30,400
Stanford Microdevices             COM    854399102        913     143,850     SH         Sole                143,850
Stone Energy Corp                 COM    861642106      4,548      92,300     SH         Sole                 92,300
Symyx Technologies                COM    87155S108      1,919     152,000     SH         Sole                152,000
Sysco Corp                        COM    871829107        368      13,900     SH         Sole                 13,900
Target Corp                       COM    87612E106      7,750     214,798     SH         Sole                214,798
Toys R Us Inc                     COM    892335100        213       8,500     SH         Sole                  8,500
Tyco Intl Ltd                     COM    902124106        244       5,650     SH         Sole                  5,650
United Technologies               COM    913017109        227       3,100     SH         Sole                  3,100


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

                                                                                                               VOTING AUTHORITY
                               TITLE OF                VALUE      SHARES/    SH/  PUT/   INVSTMT     OTHER    -------------------
NAME OF ISSUER                   CLASS    CUSIP       (X$1000)    PRN AMT    PRN  CALL   DSCRETN   MANAGERS   SOLE  SHARED  NONE
--------------                   -----    -----       --------    -------    ---  ----   -------   --------   ----  ------  -----

Uti Energy Corp Com               COM    903387108      2,949      97,500     SH         Sole                 97,500
Waste Connections Inc Com         COM    941053100      3,423     118,800     SH         Sole                118,800
Worldcom Inc.                     COM    98157D106        207      11,090     SH         Sole                 11,090
